Fixed Assets and Assets Held for Sale - Vessels, net (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	$ 2,769,298
Vessel acquisitions	1,150,782
Vessel disposals	(311,021)
Improvements	247
Balance as at end of period	3,609,306
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	(277,382)
Vessel disposals	73,607
Depreciation for the year	(45,760)
Balance as at end of period	(249,535)
Net book value [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	2,491,916
Vessel acquisitions	1,150,782
Vessel disposals	(237,414)
Improvements	247
Depreciation for the year	(45,760)
Balance as at end of period	$ 3,359,771